SIX CIRCLES FUNDS

Six Circles Global Bond Fund

(a series of Six Circles Trust)

Supplement dated February 3, 2022

to the Prospectus dated May 1, 2021, as supplemented

Effective February 7, 2022, the portfolio manager information for BlackRock Investment Management, LLC with respect to the Six Circles Global Bond Fund in the (i) “Risk/Return Summary — Management — Sub-Advisers and Sub-Sub Advisers” section of the Prospectus and (ii) “The Fund’s Management and Administration — The Portfolio Managers — Sub-Advisers and Sub-Sub-Advisers — Global Bond Fund” section of the Prospectus, are hereby amended to remove all references to, and information regarding, Sid Swaminathan.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE

J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

SUPP-6C-2022-12

SIX CIRCLES FUNDS

Six Circles Global Bond Fund

(a series of Six Circles Trust)

Supplement dated February 3, 2022

to the Statement of Additional Information dated May 1, 2021, as supplemented

Effective February 7, 2022, the portfolio manager information for BlackRock Investment Management, LLC with respect to the Six Circles Global Bond Fund in the (i) “PORTFOLIO MANAGERS — Portfolio Managers’ Other Accounts Managed” section of Part I, (ii) “POTENTIAL CONFLICTS OF INTEREST — Conflicts of Interest Relating to the Sub-Advisers and Sub-Sub-Advisers — BlackRock (including BIL and BSL)” section of Part II and (iii) “PORTFOLIO MANAGER COMPENSATION — BlackRock (including BIL and BSL)” section of Part II, are hereby amended to remove all references to, and information regarding, Sid Swaminathan.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

SUPP-6C-2022-13